Outstanding Claims (Details) - Schedule of movement in outstanding claims - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Gross [Member]
Outstanding Claims (Details) - Schedule of movement in outstanding claims [Line Items]
Reported claims	$ 312,334	$ 292,722
Claims incurred but not reported	179,921	120,331
Reported claims	492,255	413,053
Claims paid	(49,917)	(134,761)
Provided during the period / year related to current accident year	124,862	225,950
Provided during the period / year related to previous accident years	(22,099)	(11,987)
At the end of the period / year	545,101	492,255
Reported claims	325,578	312,334
Claims incurred but not reported	219,523	179,921
Total movement in outstanding claims	545,101	492,255
Reinsurers' share [Member]
Outstanding Claims (Details) - Schedule of movement in outstanding claims [Line Items]
Reported claims	(160,373)	(163,191)
Claims incurred but not reported	(27,112)	(13,021)
Reported claims	(187,485)	(176,212)
Claims paid	13,819	51,018
Provided during the period / year related to current accident year	(33,273)	(68,135)
Provided during the period / year related to previous accident years	20,376	5,844
At the end of the period / year	(186,563)	(187,485)
Reported claims	(143,973)	(160,373)
Claims incurred but not reported	(42,590)	(27,112)
Total movement in outstanding claims	(186,563)	(187,485)
Net [Member]
Outstanding Claims (Details) - Schedule of movement in outstanding claims [Line Items]
Reported claims	151,961	129,531
Claims incurred but not reported	152,809	107,310
Reported claims	304,770	236,841
Claims paid	(36,098)	(83,743)
Provided during the period / year related to current accident year	91,589	157,815
Provided during the period / year related to previous accident years	(1,723)	(6,143)
At the end of the period / year	358,538	304,770
Reported claims	181,605	151,961
Claims incurred but not reported	176,933	152,809
Total movement in outstanding claims	$ 358,538	$ 304,770